OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER BORROWINGS [Abstract]
Schedule of Annual Average Volume, Rates and Maturities of Other Borrowings

Annual average volume, rates and maturities of other borrowings for the years ended December 31, 2013 and 2012 were as follows (dollars in thousands):

	Average	Average	Average
	Volume	Interest Rate	Maturity
2013
First Citizens Bancshares, Inc.	$10,310	2.08%	22 years
First Citizens National Bank	46,096	1.93%	4 years
2012
First Citizens Bancshares, Inc.	$10,310	2.29%	23 years
First Citizens National Bank	39,972	2.23%	4 years

Schedule of Maturities of Principal of Other Borrowings

Maturities of principal of other borrowings for the following five years were as follows as of December 31, 2013 (in thousands):

2014	$4,805
2015	4,287
2016	8,970
2017	8,695
2018	8,453
Thereafter	15,957
$51,167